EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
EQUIPMENT

NOTE 3 EQUIPMENT

At December 31, 2025, and December 31, 2024, property and equipment, net, is as follows:

	December 31, 2025	December 31, 2024	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	138,332	134,550	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5

Less: Accumulated Depreciation	(245,133)	(221,633)
Total Property and Equipment, net	$25,003	$44,721

Depreciation expense for the years ended December 31, 2025, and 2024, was $25,113 and $26,159, respectively.